SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)		Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Apr. 28, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers				¥ 6,867
Depreciation of property, plant and equipment	(5)		(33)	(32)
Depreciation of right-of-use assets	(56)		(360)	(577)
Operating loss	(945)		(6,102)	(3,841)
Interest income	1		5	9
Finance costs	(20)	[1]	(129)	(13)
Income tax benefit	665		4,292	6,586
(Loss)/gain for the period	(4,141)		(26,741)	2,741
Total assets	21,409				¥ 138,246	¥ 103,767	¥ 142,428
Total liabilities	5,679				36,679		41,226
Fair value loss	(3,842)		(24,807)
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers				6,867
Depreciation of property, plant and equipment	(5)		(31)	(31)
Depreciation of right-of-use assets
Operating loss	(52)		(333)	(310)
Interest income
Finance costs				(9)
Income tax benefit
(Loss)/gain for the period	(52)		(333)	(319)
Total assets	59				380		549
Total liabilities	507				3,271		2,987
Fair value loss
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Depreciation of property, plant and equipment			(2)	(1)
Depreciation of right-of-use assets	(56)		(360)	(577)
Operating loss	(893)		(5,769)	(3,531)
Interest income	1		5	9
Finance costs	(20)		(129)	(4)
Income tax benefit	665		4,292	6,586
(Loss)/gain for the period	(4,089)		(26,408)	¥ 3,060
Total assets	21,350				137,866		141,879
Total liabilities	5,172				¥ 33,408		¥ 38,239
Fair value loss	$ (3,842)		¥ (24,807)

[1]	Finance costs from operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY3.00 (US$0.46); the foreign currency exchange losses amounted to nil and CNY105.00 (US$16.26); and the interest on lease liabilities amounted to CNY9.00 and CNY21.00 (US$3.25), for the six months ended June 30, 2020 and 2021, respectively.